CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Unaudited Consolidated Statement of Stockholders' Deficit (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit	$ (11,752,616)	$ (11,581,232)	$ (25,963,808)	$ (23,786,507)	$ (18,610,517)	$ (14,207,298)	$ (12,075,378)	$ (9,482,564)	$ (381,730)
Common Stock
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit	9,460	7,163	3,551	2,910	2,724	1,335	1,334	1,334	1,334
Additional Paid-in Capital
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit	43,454,545	42,541,947	24,941,535	20,152,919	17,527,201	13,374,467	13,288,215	13,288,174	13,287,767
Accumulated Deficit
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit	(57,134,144)	(55,988,573)	(52,444,509)	(45,426,099)	(37,596,854)	(27,672,565)	(25,466,061)	(22,860,351)	(13,710,685)
Stockholders' Deficit
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit	$ (13,633,055)	$ (13,306,535)	$ (27,322,635)	$ (25,104,263)	(19,922,436)	$ (14,171,749)	$ (12,051,370)	(9,456,219)	(404,573)
Previously reported
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					(27,029,000)			(21,464,848)	(12,364,014)
Previously reported | Common Stock
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					2,000			159	159
Previously reported | Additional Paid-in Capital
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					11,425,000			1,307,065	1,306,658
Previously reported | Accumulated Deficit
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					(39,910,000)			(22,860,351)	(13,710,685)
Previously reported | Stockholders' Deficit
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					(28,340,000)			$ (21,438,503)	$ (12,386,857)
Adjustment
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					8,418,000
Adjustment | Common Stock
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					1,000
Adjustment | Additional Paid-in Capital
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					6,103,000
Adjustment | Accumulated Deficit
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					2,314,000
Adjustment | Stockholders' Deficit
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					8,418,000
As Restated
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					(18,611,000)
As Restated | Common Stock
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					3,000
As Restated | Additional Paid-in Capital
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					17,528,000
As Restated | Accumulated Deficit
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					(37,596,000)
As Restated | Stockholders' Deficit
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Total stockholders' deficit					$ (19,922,000)